Business Segmentation and Geographical Distribution	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 13 - Business Segmentation and Geographical Distribution

Revenue from international sources approximated $1,900,000 and $1,990,000 for the years ended December 31, 2011 and January 1, 2011, respectively.  International sources which the Company generates revenue include Europe, North America, South America, Asia, and Oceania.

The Company’s operations comprise a single business segment and all of the Company’s long-lived assets are located within the United States.